Significant basis of preparation and accounting policies_Newly adopted standards and interpretations that affected the Groups accounting policies (Details)	12 Months Ended
Dec. 31, 2020
Amendments to IFRS 3 Business Combination
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	IFRS3 Business Combination
Description of nature of change in accounting policy	To consider the integration of the required activities and assets as a business, the amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs, and excludes economic benefits from the lower costs. An entity can apply a concentration test, an optional test, where substantially all of the fair value of gross assets acquired is concentrated in a single asset or a group of similar assets, the assets acquired would not represent a business.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	The amendment does not have a significant impact on the financial statements.
Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting policies, changes in accounting estimates and errors
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	IAS1 Presentation of Financial Statements, IAS8 Accounting policies, changes in accounting estimates and errors
Description of nature of change in accounting policy	The amendments clarify the explanation of the definition of materiality and amended IAS 1 and IAS 8 according to the definition. Materiality is assessed by reference to omission or misstatement of material information as well as effects of immaterial information, and to the nature of the users when determining the information to be disclosed by the Group.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	The amendment does not have a significant impact on the financial statements.
Adoption of IFRS 16 - Leases
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	IFRS16 Leases
Description whether change in accounting policy is made in accordance with transitional provisions of initially applied IFRS	With implementation of IFRS 16 Lease, the Group has changed its accounting policy. The Group has adopted IFRS 16 retrospectively, as permitted under the specific transitional provisions in the standard. There was no cumulative impact on the beginning balance of retained earnings as at January 1, 2020 by retrospectively applying this standard, and the Group did not restate comparatives for the 2019 reporting period.
Description of nature of change in accounting policy	As a practical expedient, a lessee may elect not to assess whether a rent concession occurring as a direct consequence of the COVID-19 pandemic is a lease modification. A lessee that makes this election shall account for any change in lease payments resulting from the rent concession the same way it would account for the change applying this Standard if the change were not a lease modification.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	The impact of the adoption of the leasing standard are disclosed in Note 42.